Cash Dividends paid to the Parent Company - Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of dividends [Line Items]
Cash dividends received	₩ 35,143	₩ 12,416	₩ 19,161
Subsidiaries [member]
Disclosure of dividends [Line Items]
Cash dividends received	61,985		15,693
Associates [member]
Disclosure of dividends [Line Items]
Cash dividends received	149,815	89,063	79,132
Parent [member]
Disclosure of dividends [Line Items]
Cash dividends received	₩ 211,800	₩ 89,063	₩ 94,825